Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions
Related Party Transactions

8. Related Party Transactions

        The Group has the following balances with related parties which have been included in the unaudited condensed consolidated statements of financial position:

Current Assets

Dividends receivable and other amounts due from related parties

	December 31, 2017	June 30, 2018
Dividends receivable from associate	125	763
Due from The Cool Pool Limited	8,186	6,997
Other receivables	355	315

Total	8,666	8,075

Current Liabilities

Amounts due to related parties

	December 31, 2017	June 30, 2018
Ship management creditors	993	450
Amounts due to related parties	35	72

        Ship management creditors' liability is comprised of cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group's management.

        Amounts due to related parties of $72 as of June 30, 2018 (December 31, 2017: $35) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.